Share Based Compensation - Additional Information (Details) $ / shares in Units, $ in Millions			1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 04, 2021	Jan. 03, 2020	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 shares	Dec. 31, 2018 USD ($)	Aug. 31, 2019 shares	Dec. 31, 2018 $ / shares shares	Oct. 31, 2018 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value | (per share)			$ 6.00	$ 6.00		$ 6.00				$ 6.00
Share based compensation awards granted				326,872		1,252,403
Share-based compensation | $				$ 1.5		$ 2.8		$ 15.0
Share based compensation unvested options, aggregate unrecognized compensation expense | $			$ 3.2	$ 3.2
Share based compensation unvested options, unrecognized compensation expense weighted average recognition period				2 years 3 days
Number of warrants issued									214,178	8,784,872	321,268
Class of warrant or right, vesting										0
Class of warrant or right, exercisable term								3 years
Class of warrant or right may not be exercised term								18 months
Warrant or right, for issuance, description				(i) the warrants may not be exercised for 18 months following the Issue Date; (ii) 50% of the warrants may be exercised between months 19-24 following the Issue Date; and (iii) the remaining 50% of the warrants		(i) the warrants may not be exercised for 18 months following the Issue Date; (ii) 50% of the warrants may be exercised between months 19-24 following the Issue Date; and (iii) the remaining 50% of the warrants may be exercised at any time thereafter until expiration.
Warrants related to share-based compensation issued				0	0	0	0
Cost of Goods Sold
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation | $				$ 0.1		$ 0.2
General and Administrative Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation | $				1.1		2.1
Sales and Marketing
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation | $				$ 0.3		$ 0.5
2021 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common Stock, reserved for future issuance			4,000,000	4,000,000
Share based compensation awards granted			0
Prior Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value | $ / shares						$ 1.71
Share based compensation, number of further awards granted			0	0
Expected term of bond yield rate				3 years		3 years
Share based compensation unvested options			902,187	902,187
Prior Plan | Employees | Vest on December 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation option vesting rights, percentage	15.00%	15.00%
Prior Plan | Employees | Vest on December 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation option vesting rights, percentage	25.00%	25.00%
Prior Plan | Employees | Vest on December 31, 2023
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation option vesting rights, percentage	60.00%	60.00%
Prior Plan | Founding and Non-founding Members of Board of Directors | Vest on December 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation option vesting rights, percentage	50.00%	50.00%
Prior Plan | Founding and Non-founding Members of Board of Directors | Vest on December 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation option vesting rights, percentage	50.00%	50.00%